Total
Absolute Capital Asset Allocator Fund
FUND SUMMARY – Absolute Capital Asset Allocator Fund
Investment Objective:
The Absolute Capital Asset Allocator Fund (the “Fund”) seeks long term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading How to Purchase Shares on page 17 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Absolute Capital Asset Allocator Fund	Absolute Capital Asset Allocator Fund Class A Shares	Absolute Capital Asset Allocator Fund Institutional Class Shares	Absolute Capital Asset Allocator Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Absolute Capital Asset Allocator Fund		Absolute Capital Asset Allocator Fund Class A Shares	Absolute Capital Asset Allocator Fund Institutional Class Shares	Absolute Capital Asset Allocator Fund Investor Class Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses		0.68%	0.68%	0.67%
Expense Recapture	[1]	0.02%	0.02%	0.03%
Acquired Fund Fees and Expenses	[2]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses		2.11%	1.86%	2.86%
[1]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until February 1, 2025, so that the Fund’s total annual fund operating expenses after fee waiver and reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.95%, 1.70% and 2.70% of average daily net assets attributable to Class A, Institutional Class and Investor Class shares, respectively. Pursuant to this agreement, these fee waivers and expense reimbursements are subject to possible recapture from the Fund within the three years after the fees have been waived or reimbursed, if such recapture can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Absolute Capital Asset Allocator Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Absolute Capital Asset Allocator Fund Class A Shares	777	1,194	1,636	2,858
Absolute Capital Asset Allocator Fund Institutional Class Shares	189	581	997	2,160
Absolute Capital Asset Allocator Fund Investor Class Shares	289	880	1,496	3,159

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing directly or indirectly through other investment companies, including mutual funds, exchange traded funds (“ETFs”) and closed-end funds (collectively, the “Underlying Funds”) in domestic and foreign (including emerging markets) (i) fixed income securities of any maturity or credit quality (including “junk bonds”); (ii) equity securities of any market capitalization; and (iii) exchange traded notes (“ETNs”).

In selecting securities for the Fund, the Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”), first identifies a universe of investable securities by analyzing market trends in equity and fixed income securities by evaluating both quantitative and qualitative data, including the overall price movement of various indices that represent different segments of the market. The Adviser uses this assessment to allocate the Fund’s assets among the asset classes described above. If, for example, an index that represents domestic equity securities indicates to the Adviser that the domestic equity segment of the market is increasing in value while an index that represents domestic fixed income securities is decreasing in value, the Fund would allocate the Fund’s portfolio to equities instead of fixed income or cash. The asset classes and weightings of the Fund vary over time based on the Adviser’s analysis and in response to changing market conditions, which generally results in high portfolio turnover.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

●	Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.

Performance:

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Investor and Institutional Class shares have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor and Institutional Class shares are different from Class A shares because Investor and Institutional Class shares have different expenses than Class A shares. Updated performance information is available at no cost by calling 1-877-594-1249.

Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	12/31/2023	8.55%
Worst Quarter:	6/30/2022	(12.41)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - Absolute Capital Asset Allocator Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Absolute Capital Asset Allocator Fund Class A Shares		Return before taxes	6.92%	3.21%	3.20%	Dec. 18, 2015
Absolute Capital Asset Allocator Fund Class A Shares | Return after taxes on distributions			6.92%	2.71%	2.34%
Absolute Capital Asset Allocator Fund Class A Shares | Return after taxes on distributions and sale of Fund shares			4.10%	2.41%	2.32%
Absolute Capital Asset Allocator Fund Institutional Class Shares		Return before taxes	13.40%	4.47%	3.98%	Dec. 18, 2015
Absolute Capital Asset Allocator Fund Investor Class Shares		Return before taxes	12.53%	3.66%	3.20%	Dec. 18, 2015
Dow Jones Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)	[1]		6.93%	1.57%	2.00%
Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)	[2]		9.81%	4.35%	4.38%
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	[3]		12.70%	6.89%	6.48%
Morningstar Moderate Target Risk TR Index (reflects no deduction for fees, expenses or taxes)	[4]		13.22%	7.38%	6.91%
Morningstar Moderately Conservative Target Risk TR Index (reflects no deduction for fees, expenses or taxes)	[5]		10.89%	5.55%	5.30%
Morningstar Conservative Target Risk TR Index (reflects no deduction for fees, expenses or taxes)	[6]		7.74%	3.15%	3.28%
[1]	The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Conservative Portfolio Index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[2]	The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent 40% of the Dow Jones U.S. Stock CMAC Index’s downside risk over the past 36 months. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the Index does not reflect any fees or expenses. Investors can not invest directly in an Index.
[3]	The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). Unlike the Fund’s returns, the Index does not reflect any fees or expenses. Investors can not invest directly in an Index.
[4]	The Morningstar Moderate Target Risk TR Index represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the Index does not reflect any fees or expenses. Investors may not invest in the Index directly.
[5]	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index seeks approximately 40% exposure to global equity markets. Investors cannot invest directly in an index.
[6]	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Absolute Capital Asset Allocator Fund | Credit Risk [Member]

●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

Absolute Capital Asset Allocator Fund | Emerging Market Risk [Member]

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Absolute Capital Asset Allocator Fund | Exchange Traded Notes Risk [Member]

●	Exchange Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Absolute Capital Asset Allocator Fund | Fixed Income Risk [Member]

●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Absolute Capital Asset Allocator Fund | Foreign Exposure Risk [Member]

●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Absolute Capital Asset Allocator Fund | Issuer Specific Risk [Member]

●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Absolute Capital Asset Allocator Fund | Junk Bond Risk [Member]

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

Absolute Capital Asset Allocator Fund | Large Capitalization Risk [Member]

●	Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Absolute Capital Asset Allocator Fund | Management Risk [Member]

●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

Absolute Capital Asset Allocator Fund | Market And Geopolitical Risk [Member]

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Absolute Capital Asset Allocator Fund | Portfolio Turnover Risk [Member]

●	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Absolute Capital Asset Allocator Fund | Small And Medium Capitalization Company Risk [Member]

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Absolute Capital Asset Allocator Fund | Underlying Funds Risk [Member]

●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund.

Absolute Capital Defender Fund
FUND SUMMARY – Absolute Capital Defender Fund
Investment Objective:
The Absolute Capital Defender Fund (the “Fund”) seeks long term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading How to Purchase Shares on page 17 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Absolute Capital Defender Fund	Absolute Capital Defender Fund Class A Shares	Absolute Capital Defender Fund Institutional Class Shares	Absolute Capital Defender Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Absolute Capital Defender Fund		Absolute Capital Defender Fund Class A Shares	Absolute Capital Defender Fund Institutional Class Shares	Absolute Capital Defender Fund Investor Class Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses		0.87%	0.87%	0.86%
Acquired Fund Fees and Expenses	[1]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses		2.28%	2.03%	3.02%
Fee Waiver	[2]	(0.17%)	(0.17%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.11%	1.86%	2.86%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until February 1, 2025, so that the Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.95%, 1.70% and 2.70% of average daily net assets attributable to Class A, Institutional Class and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Absolute Capital Defender Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Absolute Capital Defender Fund Class A Shares	777	1,231	1,710	3,028
Absolute Capital Defender Fund Institutional Class Shares	189	620	1,077	2,345
Absolute Capital Defender Fund Investor Class Shares	289	918	1,573	3,325

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing directly or indirectly through other investment companies, including mutual funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively, the “Underlying Funds”) in domestic and foreign (including emerging markets) (i) fixed income securities of any maturity or credit quality (including “junk bonds”); (ii) equity securities of any market capitalization; (iii) cash and cash equivalents; and (iv) exchange-traded notes (“ETNs.”)

The Fund uses a defensive strategy wherein the Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”), determines when and to what degree to be in the market based on an analysis of both quantitative and qualitative data, including the overall price movement of various indices that represent different segments of the market. The Fund may be fully invested in equity and fixed income securities, partially invested, or take a defensive position in cash and cash equivalents based on this analysis of market conditions. If, for example, indexes that represent domestic equity securities indicate to the Adviser that the domestic equity segment of the market is decreasing in value and indexes that represent domestic fixed income securities also indicate that the fixed income segment of the market is decreasing in value, the Fund would allocate the Fund’s portfolio to cash instead of equities or fixed income.

When the Fund is in the market, the Adviser uses its analysis of market conditions to allocate the Fund’s assets among the asset classes described above. If, for example, an index that represents domestic equity securities indicates to the Adviser that the domestic equity segment of the market is increasing in value while an index that represents domestic fixed income securities is decreasing in value, the Fund would allocate the Fund’s portfolio to equities instead of fixed income or cash. The asset classes and weightings of the Fund will vary over time based on the Adviser’s analysis and in response to changing market conditions, which generally results in high portfolio turnover.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Exchange Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

●	Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Investor and Institutional Class shares have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor and Institutional Class shares are different from Class A shares because Investor and Institutional Class shares have different expenses than Class A shares. Updated performance information is available at no cost by calling 1-877-594-1249.

Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	12/31/2020	6.84%
Worst Quarter:	3/31/2020	(9.05)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - Absolute Capital Defender Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Absolute Capital Defender Fund Class A Shares		Return before taxes	3.07%	2.55%	2.16%	Dec. 18, 2015
Absolute Capital Defender Fund Class A Shares | Return after taxes on distributions			3.07%	2.07%	1.53%
Absolute Capital Defender Fund Class A Shares | Return after taxes on distributions and sale of Fund shares			1.82%	1.93%	1.59%
Absolute Capital Defender Fund Investor Class Shares		Return before taxes	8.51%	3.01%	2.16%	Dec. 18, 2015
Absolute Capital Defender Fund Institutional Class Shares		Return before taxes	9.35%	3.82%	2.94%	Dec. 18, 2015
Dow Jones Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)	[1]		6.93%	1.57%	2.00%
Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)	[2]		9.81%	4.35%	4.38%
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	[3]		12.70%	6.89%	6.48%
Morningstar Moderate Target Risk TR Index (reflects no deduction for fees, expenses or taxes)	[4]		13.22%	7.38%	6.91%
Morningstar Moderately Conservative Target Risk TR Index (reflects no deduction for fees, expenses or taxes)	[5]		10.89%	5.55%	5.30%
Morningstar Conservative Target Risk TR Index (reflects no deduction for fees, expenses or taxes)	[6]		7.74%	3.15%	3.28%
[1]	The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Conservative Portfolio Index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[2]	The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent 40% of the Dow Jones U.S. Stock CMAC Index’s downside risk over the past 36 months. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the Index does not reflect any fees or expenses. Investors can not invest directly in an Index.
[3]	The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). Unlike the Fund’s returns, the Index does not reflect any fees or expenses. Investors can not invest directly in an Index.
[4]	The Morningstar Moderate Target Risk TR Index represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the Index does not reflect any fees or expenses. Investors cannot invest directly in the Index.
[5]	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index seeks approximately 40% exposure to global equity markets. Investors cannot invest directly in an index.
[6]	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Absolute Capital Defender Fund | Credit Risk [Member]

●	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

Absolute Capital Defender Fund | Emerging Market Risk [Member]

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Absolute Capital Defender Fund | Exchange Traded Notes Risk [Member]

●	Exchange Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Absolute Capital Defender Fund | Fixed Income Risk [Member]

●	Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Absolute Capital Defender Fund | Foreign Exposure Risk [Member]

●	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Absolute Capital Defender Fund | Issuer Specific Risk [Member]

●	Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Absolute Capital Defender Fund | Junk Bond Risk [Member]

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

Absolute Capital Defender Fund | Large Capitalization Risk [Member]

●	Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Absolute Capital Defender Fund | Management Risk [Member]

●	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

Absolute Capital Defender Fund | Market And Geopolitical Risk [Member]

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Absolute Capital Defender Fund | Portfolio Turnover Risk [Member]

●	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Absolute Capital Defender Fund | Small And Medium Capitalization Company Risk [Member]

●	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Absolute Capital Defender Fund | Underlying Funds Risk [Member]

●	Underlying Funds Risk: The Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their NAV. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Absolute Capital Defender Fund | Cash And Cash Equivalents Risk [Member]

●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.